Financial Risk Management - Summary of Foreign Currency Risk Arising From Financial Assets and Liabilities, Which Are Denominated In Currencies Other Than The US Dollar (Detail) - Currency risk [member] - USD ($)
$ in Millions
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ (3,938)	$ (3,629)
AUD
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(3,850)	(4,168)
CAD
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(543)	(312)
CLP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	(150)	(74)
GBP
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	323	353
EUR
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	239	217
Other
Disclosure of Detailed Information about Foreign Currency Risk Arising from Financial Assets and Liabilities which are Denominated in Currencies other than the US Dollar Explanatory [Line Items]
Net Financial Assets Liabilities	$ 43	$ 355